UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	August 8, 2006
Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		81
Form 13F Information Table Value Total:		$143,315


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2642    94744 SH       Sole                    94160               584
Abbott Laboratories            COM              002824100     1978    45360 SH       Sole                    45360
BP p.l.c. ADR                  COM              055622104     1917    27535 SH       Sole                    27535
BRE Properties                 COM              05564E106     2786    50656 SH       Sole                    49856               800
BellSouth Corp.                COM              079860102      582    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2380    92050 SH       Sole                    91350               700
Bunge Ltd.                     COM              G16962105     2286    45500 SH       Sole                    45500
Burlington Northern Santa Fe   COM              12189T104      321     4047 SH       Sole                     4047
CSX Corp.                      COM              126408103      514     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     2695    89100 SH       Sole                    88100              1000
Chevron Corporation (fmly. Che COM              166764100     7559   121795 SH       Sole                   121333               462
Consolidated Edison, Inc.      COM              209115104      218     4900 SH       Sole                     4900
Corn Products International In COM              219023108     1224    40000 SH       Sole                    40000
DNP Select Income Fund (fmly.  COM              264324104     1602   157046 SH       Sole                   157046
Discovery Holdings A           COM              25468Y107      157    10760 SH       Sole                    10656               104
Donnelley (RR) & Sons (New)    COM              257867101     1949    61000 SH       Sole                    60500               500
Dow Chemical Co.               COM              260543103      250     6404 SH       Sole                     6404
Du Pont                        COM              263534109     2320    55780 SH       Sole                    55780
Duke-Weeks Realty Corp.        COM              264411505      766    21800 SH       Sole                    21000               800
Edison International (formerly COM              281020107      402    10310 SH       Sole                    10310
Emerson Electric               COM              291011104     4299    51300 SH       Sole                    51000               300
ExxonMobil                     COM              30231g102     2536    41332 SH       Sole                    41332
General Electric               COM              369604103     1168    35439 SH       Sole                    35439
GlaxoSmithKline plc            COM              37733W105     3348    60000 SH       Sole                    59500               500
Hawaiian Electric              COM              419870100     1312    47000 SH       Sole                    47000
Healthcare Property Investors, COM              421915109     1409    52700 SH       Sole                    52700
Healthcare Realty Trust        COM              421946104      271     8500 SH       Sole                     8500
Heinz (H.J.)                   COM              423074103     2106    51100 SH       Sole                    50800               300
Hillenbrand Industries         COM              431573104      446     9200 SH       Sole                     9200
IShares MSCI Japan Index       COM              464286848     1067    78200 SH       Sole                    77200              1000
Intel Corp.                    COM              458140100      434    22861 SH       Sole                    22861
Johnson & Johnson              COM              478160104     2548    42522 SH       Sole                    42522
Kimberly-Clark                 COM              494368103     1505    24400 SH       Sole                    24400
Liberty Capital Series A       COM              53071M302      517     6173 SH       Sole                     6121                52
Liberty Interactive Series A   COM              53071M104      533    30897 SH       Sole                    30637               260
Lilly, Eli                     COM              532457108      902    16320 SH       Sole                    16320
Lincoln National Corp.         COM              534187109      737    13053 SH       Sole                    13053
Microsoft                      COM              594918104     2373   101854 SH       Sole                   101054               800
New Plan Excel Realty Trust    COM              648053106     1707    69150 SH       Sole                    68650               500
Norfolk Southern               COM              655844108      426     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1878   129584 SH       Sole                   129584
PACCAR Inc.                    COM              693718108      231     2800 SH       Sole                     2800
PG&E Corporation               COM              69331C108     1137    28942 SH       Sole                    28942
Pepsico Inc.                   COM              713448108     2479    41284 SH       Sole                    40984               300
Pfizer Inc.                    COM              717081103     1125    47925 SH       Sole                    47925
Pimco Floating Rate Strategy F COM              72201J104      985    51900 SH       Sole                    51900
Plum Creek Timber Company, Inc COM              729251108     2835    79850 SH       Sole                    79350               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    21500   386694 SH       Sole                   386207               487
Rayonier Inc.                  COM              754907103     1228    32400 SH       Sole                    32100               300
Royal Dutch Shell ADR Class A  COM              780259206      301     4500 SH       Sole                     4500
Safeguard Scientifics          COM              786449108      345   159900 SH       Sole                   159900
Schering Plough                COM              806605101     1012    53160 SH       Sole                    52660               500
Scottish Power PLC ADS (frmly  COM              81013t705      318     7361 SH       Sole                     7361
Telecom Corp. of New Zealand A COM              879278208      919    46200 SH       Sole                    45700               500
TransCanada PL                 COM              893526103     2571    89650 SH       Sole                    89350               300
Unilever PLC                   COM              904767704     2182    96820 SH       Sole                    96820
Union Pacific Corp.            COM              907818108      511     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      476    17000 SH       Sole                    17000
United Technologies            COM              913017109     2339    36876 SH       Sole                    36876
Verizon Corporation            COM              92343V104     1346    40196 SH       Sole                    40196
Washington REIT SBI            COM              939653101      257     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1705    30500 SH       Sole                    30300               200
ASA (Bermuda) Limited          COM              002050102     3818    59800 SH       Sole                    59300               500
Central Fund of Canada Ltd.    COM              153501101     3365   391300 SH       Sole                   391300
DRDGOLD Ltd (Fmly Durban Roode COM              26152H103      119    87200 SH       Sole                    87200
Freeport McMoRan Copper & Gold COM              35671D857     1031    18600 SH       Sole                    18600
Goldcorp, Inc.                 COM              380956409     4367   144500 SH       Sole                   143000              1500
Hecla Mining                   COM              422704106      536   102000 SH       Sole                   102000
IAMGOLD Corporation            COM              450913108      935   105000 SH       Sole                   105000
Kinross Gold Corporation       COM              496902404      394    36200 SH       Sole                    36200
Newmont Mining                 COM              651639106     7086   133882 SH       Sole                   132882              1000
Pan American Silver Corp.      COM              697900108     1922   106810 SH       Sole                   106810
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      844    36000 SH       Sole                    35500               500
Citigroup Cap. VII Preferred   PFD              17306N203      970    38700 SH       Sole                    38200               500
ING Groep NV 6.125 Perpetual D PFD              456837509      433    19000 SH       Sole                    19000
Lehman Brothers Holdings 6.5%  PFD              524908720     2928   116700 SH       Sole                   115700              1000
Merrill Lynch & Co., Inc. Pfd. PFD              59021V839     1016    41000 SH       Sole                    41000
Royal Bank of Scotland 6.35% P PFD              780097770      804    34000 SH       Sole                    33000              1000
US Bank Capital V PFD          PFD              90335u209      502    20000 SH       Sole                    20000
Templeton Global Income Fund   COM              880198106      372    43200 SH       Sole                    41200              2000